Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Warrant Outstanding

The following table summarizes the stock warrant activity for the three months ended March 31, 2025:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2024	350,000	$1.29
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, March 31, 2025	350,000	$1.29

The following table summarizes the stock warrant activity for the years ended December 31, 2024 and 2023:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2022	78,750	$0.50
Granted	350,000	1.29
Exercised	–	–
Forfeited	–	–
Expired	(78,750)	0.50
Outstanding, December 31, 2023	350,000	1.29
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, December 31, 2024	350,000	$1.29

Schedule of Stock Options

The following table summarizes the stock option activity for the three months ended March 31, 2025:

	Options	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2024	4,415,000	$0.46
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, March 31, 2025	4,415,000	$0.46
Exercisable, March 31, 2025	1,268,750	$0.46

The following table summarizes the stock option activity for the years ended December 31, 2024 and 2023:

	Options	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2022	–	$–
Granted	3,370,000	0.43
Exercised	–	–
Forfeited	–	–
Expired	(125,000)	0.40
Outstanding, December 31, 2023	3,645,000	0.43
Granted	2,170,000	0.46
Exercised	–	–
Forfeited	(1,400,000)	0.33
Expired	–	–
Outstanding, December 31, 2024	4,415,000	$0.46
Exercisable, December 31, 2024	1,008,125	$0.45